Investment and Mortgage-Backed Securities, Available for Sale (Schedule of Available for Sale Securities) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale		$ 420,876,924	$ 430,241,854
Available-for-sale Securities, Gross Unrealized Gains		10,228,827	8,193,931
Available-for-sale Securities, Gross Unrealized Losses		1,405,211	7,432,333
Available-for-sale Securities, Fair Value Disclosure		429,700,540	431,003,452
Proceeds From Sale of Available For Sale Securities Including Mortgage Backed Securities	40,000,000	69,600,000	62,800,000
Available For Sale Securities Pledged as Collateral, Amortized Cost Basis				120,700,000	118,300,000
Available-for-sale Securities Pledged as Collateral, Fair Value				124,400,000	121,100,000
Available-for-sale Securities, Gross Realized Gains	900,000	1,058,000	1,600,000
Available-for-sale Securities, Gross Realized Losses	0	623,000	279,000
FHLB Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale		13,317,462	13,538,723
Available-for-sale Securities, Gross Unrealized Gains		83,691	25,695
Available-for-sale Securities, Gross Unrealized Losses		154,492	893,968
Available-for-sale Securities, Fair Value Disclosure		13,246,661	12,670,450
US Government-sponsored Enterprises Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale		5,750,000	5,750,000
Available-for-sale Securities, Gross Unrealized Gains		0	0
Available-for-sale Securities, Gross Unrealized Losses		82,006	383,820
Available-for-sale Securities, Fair Value Disclosure		5,667,994	5,366,180
FNMA and FHLMC Bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale		996,822	1,993,473
Available-for-sale Securities, Gross Unrealized Gains		7,559	0
Available-for-sale Securities, Gross Unrealized Losses		0	18,543
Available-for-sale Securities, Fair Value Disclosure		1,004,381	1,974,930
SBA Bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale		106,637,400	99,228,708
Available-for-sale Securities, Gross Unrealized Gains		1,796,943	1,914,720
Available-for-sale Securities, Gross Unrealized Losses		307,649	319,443
Available-for-sale Securities, Fair Value Disclosure		108,126,694	100,823,985
Tax Exempt Municipal Bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale		59,960,960	63,590,959
Available-for-sale Securities, Gross Unrealized Gains		2,579,543	410,151
Available-for-sale Securities, Gross Unrealized Losses		45,080	2,685,988
Available-for-sale Securities, Fair Value Disclosure		62,495,423	61,315,122
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale		233,963,842	245,882,053
Available-for-sale Securities, Gross Unrealized Gains		5,704,855	5,843,365
Available-for-sale Securities, Gross Unrealized Losses		815,984	3,128,883
Available-for-sale Securities, Fair Value Disclosure		238,852,713	248,596,535
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale		250,438	257,938
Available-for-sale Securities, Gross Unrealized Gains		56,236	0
Available-for-sale Securities, Gross Unrealized Losses		0	1,688
Available-for-sale Securities, Fair Value Disclosure		306,674	256,250
GNMA Mortgage-Backed Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale		156,800,000	170,400,000
Available-for-sale Securities, Fair Value Disclosure		$ 160,600,000	$ 173,500,000